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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Core Bond Fund, for the six months ended October 31, 2009. This series has April 30 fiscal year end.

Date of reporting period: October 31, 2009

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

table of contents

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

7	ABOUT YOUR FUND’S EXPENSES

8	FINANCIAL HIGHLIGHTS

14	SCHEDULE OF INVESTMENTS

20	STATEMENT OF ASSETS AND LIABILITIES

21	STATEMENT OF OPERATIONS

22	STATEMENTS OF CHANGES IN NET ASSETS

24	NOTES TO FINANCIAL STATEMENTS

34	ADDITIONAL INFORMATION

44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Core Bond Fund for the six-month period ended October 31, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the period. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. Stocks finished a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. At the end of the period, however, stocks closed lower for the first time in seven months as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. The weakness in U.S. markets failed to extend beyond our borders, as developed markets, which had also rallied off the lows of last year, experienced just a fractional loss in October 2009, and emerging markets managed to rise by 1%, adding to impressive year-to-date returns by the end of the period.

Fortunately, the fundamental picture has brightened. Better-than-expected economic data at period end suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been very aggressive cutting costs from their expense structures.

Near the end of the period, the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

LETTER TO SHAREHOLDERS continued

In this challenging environment, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion. Managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds while maintaining exposure to dividend-paying stocks.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of October 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor1:

Wells Capital Management Inc.

Portfolio Managers1:

Troy Ludgood; Thomas O’Connor, CFA; Lynne A. Royer

1	Effective December 1, 2009, Wells Capital Management Inc. became sub-advisor for the fund. Mr. Ludgood, Mr. O’Connor and Ms. Royer became portfolio managers of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

Class inception date	Class A 5/11/2001	Class B 5/11/2001	Class C 5/11/2001	Class I 12/13/1990	Class IS 10/2/1997	Class R 10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

6-month return with sales charge	9.46%	9.47%	13.47%	N/A	N/A	N/A

6-month return w/o sales charge	14.90%	14.47%	14.47%	15.04%	14.90%	14.76%

Average annual return*

1-year with sales charge	7.20%	6.70%	10.70%	N/A	N/A	N/A

1-year w/o sales charge	12.53%	11.70%	11.70%	12.81%	12.53%	12.25%

5-year	-2.28%	-2.36%	-2.04%	-1.06%	-1.31%	-1.55%

10-year	2.42%	2.29%	2.29%	3.16%	2.90%	2.84%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A	N/A	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares versus a similar investment in the Barclays Capital Aggregate Bond Index (BCABI) and the Consumer Price Index (CPI).

The BCABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

FUND AT A GLANCE continued

This section left intentionally blank

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,148.98	$4.50
Class B	$1,000.00	$1,144.73	$8.49
Class C	$1,000.00	$1,144.73	$8.54
Class I	$1,000.00	$1,150.40	$3.14
Class IS	$1,000.00	$1,148.98	$4.50
Class R	$1,000.00	$1,147.56	$5.85
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.02	$4.23
Class B	$1,000.00	$1,017.29	$7.98
Class C	$1,000.00	$1,017.24	$8.03
Class I	$1,000.00	$1,022.28	$2.96
Class IS	$1,000.00	$1,021.02	$4.23
Class R	$1,000.00	$1,019.76	$5.50

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.57% for Class B, 1.58% for Class C, 0.58% for Class I, 0.83% for Class IS and 1.08% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.05	$9.81	$10.47	$10.24	$10.66	$10.65

Income from investment operations
Net investment income	0.15	0.49 [1]	0.50	0.47	0.43	0.39
Net realized and unrealized gains or losses on investments	0.89	(2.78)	(0.67)	0.23	(0.38)	0.12

Total from investment operations	1.04	(2.29)	(0.17)	0.70	0.05	0.51

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.25)	(0.47)	(0.44)	(0.42)
Net realized gains	0	0	0	0	(0.03)	(0.08)
Tax basis return of capital	0	(0.14)[1]	(0.24)	0	0	0

Total distributions to shareholders	(0.16)	(0.47)	(0.49)	(0.47)	(0.47)	(0.50)

Net asset value, end of period	$7.93	$7.05	$9.81	$10.47	$10.24	$10.66

Total return[2]	14.90%	(23.63)%	(1.70)%	7.02%	0.40%	4.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$155,793	$139,462	$416,462	$437,106	$436,321	$452,253
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%[3]	0.70%	0.70%	0.71%	0.74%	0.75%
Expenses excluding waivers/reimbursements and expense reductions	1.02%[3]	0.87%	0.85%	0.84%	0.85%	0.83%
Net investment income	3.99%[3]	5.89%	4.87%	4.57%	4.08%	3.62%
Portfolio turnover rate	177%	158%	246%	156%	184%	183%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.05	$9.81	$10.47	$10.24	$10.66	$10.65

Income from investment operations
Net investment income	0.13 [1]	0.42 [1]	0.42	0.40	0.35 [1]	0.31
Net realized and unrealized gains or losses on investments	0.88	(2.77)	(0.66)	0.23	(0.38)	0.13

Total from investment operations	1.01	(2.35)	(0.24)	0.63	(0.03)	0.44

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.18)	(0.40)	(0.36)	(0.35)
Net realized gains	0	0	0	0	(0.03)	(0.08)
Tax basis return of capital	0	(0.14)[1]	(0.24)	0	0	0

Total distributions to shareholders	(0.13)	(0.41)	(0.42)	(0.40)	(0.39)	(0.43)

Net asset value, end of period	$7.93	$7.05	$9.81	$10.47	$10.24	$10.66

Total return[2]	14.47%	(24.21)%	(2.42)%	6.25%	(0.30)%	4.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,450	$51,355	$118,355	$151,785	$180,123	$226,798
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%[3]	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses excluding waivers/reimbursements and expense reductions	1.76%[3]	1.62%	1.55%	1.54%	1.55%	1.53%
Net investment income	3.37%[3]	5.17%	4.10%	3.83%	3.36%	2.92%
Portfolio turnover rate	177%	158%	246%	156%	184%	183%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.05	$9.81	$10.47	$10.24	$10.66	$10.65

Income from investment operations
Net investment income	0.12	0.42 [1]	0.42	0.40	0.35	0.31
Net realized and unrealized gains or losses on investments	0.89	(2.77)	(0.66)	0.23	(0.38)	0.13

Total from investment operations	1.01	(2.35)	(0.24)	0.63	(0.03)	0.44

Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.18)	(0.40)	(0.36)	(0.35)
Net realized gains	0	0	0	0	(0.03)	(0.08)
Tax basis return of capital	0	(0.13)[1]	(0.24)	0	0	0

Total distributions to shareholders	(0.13)	(0.41)	(0.42)	(0.40)	(0.39)	(0.43)

Net asset value, end of period	$7.93	$7.05	$9.81	$10.47	$10.24	$10.66

Total return[2]	14.47%	(24.21)%	(2.42)%	6.25%	(0.30)%	4.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$79,361	$72,176	$117,018	$138,271	$127,905	$130,261
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%[3]	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses excluding waivers/reimbursements and expense reductions	1.77%[3]	1.62%	1.55%	1.54%	1.55%	1.53%
Net investment income	3.24%[3]	5.21%	4.11%	3.83%	3.38%	2.93%
Portfolio turnover rate	177%	158%	246%	156%	184%	183%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.05	$9.81	$10.47	$10.24	$10.66	$10.65

Income from investment operations
Net investment income	0.16	0.52 [1]	0.52	0.51	0.46	0.42
Net realized and unrealized gains or losses on investments	0.89	(2.79)	(0.66)	0.22	(0.38)	0.12

Total from investment operations	1.05	(2.27)	(0.14)	0.73	0.08	0.54

Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.28)	(0.50)	(0.47)	(0.45)
Net realized gains	0	0	0	0	(0.03)	(0.08)
Tax basis return of capital	0	(0.14)[1]	(0.24)	0	0	0

Total distributions to shareholders	(0.17)	(0.49)	(0.52)	(0.50)	(0.50)	(0.53)

Net asset value, end of period	$7.93	$7.05	$9.81	$10.47	$10.24	$10.66

Total return	15.04%	(23.43)%	(1.44)%	7.31%	0.70%	5.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$352,267	$443,238	$2,533,092	$3,336,264	$3,568,884	$3,608,802
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%[2]	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.77%[2]	0.62%	0.55%	0.54%	0.55%	0.53%
Net investment income	4.29%[2]	5.97%	5.10%	4.83%	4.37%	3.92%
Portfolio turnover rate	177%	158%	246%	156%	184%	183%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IS	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.05	$9.81	$10.47	$10.24	$10.66	$10.65

Income from investment operations
Net investment income	0.16	0.49 [1]	0.49	0.48	0.43	0.40
Net realized and unrealized gains or losses on investments	0.88	(2.78)	(0.66)	0.23	(0.38)	0.12

Total from investment operations	1.04	(2.29)	(0.17)	0.71	0.05	0.52

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.25)	(0.48)	(0.44)	(0.43)
Net realized gains	0	0	0	0	(0.03)	(0.08)
Tax basis return of capital	0	(0.14)[1]	(0.24)	0	0	0

Total distributions to shareholders	(0.16)	(0.47)	(0.49)	(0.48)	(0.47)	(0.51)

Net asset value, end of period	$7.93	$7.05	$9.81	$10.47	$10.24	$10.66

Total return	14.90%	(23.63)%	(1.69)%	7.04%	0.45%	4.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,445	$12,001	$35,517	$43,403	$44,797	$54,682
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%[2]	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	1.02%[2]	0.87%	0.80%	0.79%	0.80%	0.78%
Net investment income	4.02%[2]	5.86%	4.85%	4.59%	4.12%	3.68%
Portfolio turnover rate	177%	158%	246%	156%	184%	183%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS R	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.05	$9.81	$10.47	$10.24	$10.66	$10.65

Income from investment operations
Net investment income	0.15	0.46 [1]	0.47	0.45	0.41	0.40
Net realized and unrealized gains or losses on investments	0.88	(2.77)	(0.66)	0.23	(0.39)	0.09

Total from investment operations	1.03	(2.31)	(0.19)	0.68	0.02	0.49

Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.23)	(0.45)	(0.41)	(0.40)
Net realized gains	0	0	0	0	(0.03)	(0.08)
Tax basis return of capital	0	(0.13)[1]	(0.24)	0	0	0

Total distributions to shareholders	(0.15)	(0.45)	(0.47)	(0.45)	(0.44)	(0.48)

Net asset value, end of period	$7.93	$7.05	$9.81	$10.47	$10.24	$10.66

Total return	14.76%	(23.82)%	(1.94)%	6.78%	0.20%	4.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,125	$21,539	$41,434	$33,411	$17,879	$5,628
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%[2]	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses excluding waivers/reimbursements and expense reductions	1.27%[2]	1.12%	1.05%	1.04%	1.05%	1.04%
Net investment income	3.76%[2]	5.69%	4.64%	4.35%	3.98%	3.60%
Portfolio turnover rate	177%	158%	246%	156%	184%	183%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.7%
FIXED-RATE 6.6%
FNMA:
5.37%, 04/01/2017	$2,460,000	$2,696,160
5.40%, 05/01/2017	3,394,482	3,691,088
5.82%, 11/01/2011	1,279,812	1,358,802
6.06%, 09/01/2016	1,421,466	1,595,357
6.23%, 04/01/2011	1,862,810	1,951,854
6.28%, 08/01/2011	12,230,000	12,981,793
6.32%, 08/01/2012	5,430,326	5,895,428
6.37%, 08/01/2011	3,946,348	4,197,182
6.53%, 02/01/2016	5,325,266	5,933,693
6.93%, 11/01/2012	2,453,066	2,696,078

		42,997,435

FLOATING-RATE 6.1%
FNMA:
5.62%, 12/01/2011	13,428,571	14,323,971
6.11%, 07/01/2012	23,203,870	25,188,918

		39,512,889

Total Agency Commercial Mortgage-Backed Securities (cost $80,108,061)		82,510,324

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.4%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	71,972	11,319
Ser. 1897, Class K, 7.00%, 09/15/2026	4,716	5,231
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	155,681	160,539
Ser. 2043, Class ZP, 6.50%, 04/15/2028	130,474	139,537
Ser. 2173, Class Z, 6.50%, 07/15/2029	307,300	328,396
Ser. 2326, Class ZP, 6.50%, 06/15/2031	37,570	40,496
Ser. 2423, Class MC, 7.00%, 03/15/2032	67,580	73,910
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	341,678
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	203,347	34,188
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	62,535	67,688
Ser. 1999, Class LH, 6.50%, 11/25/2029	92,590	98,974
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	240,376	263,169
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	419,088	453,394
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	60,082	64,553
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	135,842	138,294
Ser. 2003-25, Class IK, IO, 7.00%, 04/25/2033	600,329	116,413
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	236,852	40,580
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	103,547

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	$75,000	$79,321
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	173,734	179,102

		2,740,329

FLOATING-RATE 0.0%
FHLMC, Ser. 1590, Class IA, 1.36%, 10/15/2023	165,742	167,105
GNMA, Ser. 2002-41, Class GS, IO, 9.53%, 06/16/2032	115,092	20,956

		188,061

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,731,267)		2,928,390

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 23.3%
FIXED-RATE 23.3%
FHLMC:
4.50%, 05/01/2018	15,829	16,786
5.00%, 08/01/2018-10/01/2018	339,898	363,389
5.50%, 02/01/2017-11/01/2017	388,216	418,302
6.00%, 04/01/2014-02/01/2023	951,378	1,026,293
6.50%, 04/01/2021	162,748	174,838
FHLMC 30 year:
5.00%, TBA #	18,450,000	19,121,691
5.50%, TBA #	24,340,000	25,621,647
6.00%, TBA #	5,575,000	5,924,307
FNMA:
4.50%, 05/01/2018-02/01/2022	2,247,243	2,370,121
5.00%, 12/01/2017-03/01/2034	3,761,793	4,001,745
6.00%, 05/01/2017-11/01/2033	1,460,948	1,571,110
6.50%, 06/01/2017-08/01/2032	947,287	1,027,289
7.50%, 02/01/2012	303,537	317,036
FNMA 15 year:
4.00%, TBA #	31,600,000	32,182,641
4.50%, TBA #	20,575,000	21,378,701
5.00%, TBA #	23,065,000	24,301,146
5.50%, TBA #	10,525,000	11,187,749
GNMA:
7.00%, 11/15/2029	150,104	166,019
7.75%, 07/15/2020-08/15/2021	437,028	491,072
11.50%, 05/15/2013-06/15/2013	7,345	8,202

Total Agency Mortgage-Backed Pass Through Securities (cost $150,318,324)		151,670,084

ASSET-BACKED SECURITIES 0.0%
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 + ☐ (cost $0)	1,222	1,087

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.4%
FIXED-RATE 7.6%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2006-PW14, Class AJ, 5.27%, 12/11/2038	$735,000	$473,219
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,900,348
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	7,910,000	7,877,416
GE Capital Comml. Mtge. Corp.:
Ser. 2005-C1, Class A2, 4.35%, 06/10/2048	16,328,215	16,324,614
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,085,000	11,840,687
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	442,808
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	175,523	177,908
LB-UBS Comml. Mtge. Trust, Ser. 2004-C1, Class B, 4.81%, 01/15/2036	745,810	600,564

		49,637,564

FLOATING-RATE 1.8%
Credit Suisse Mtge. Capital Cert., Ser. 2007-C3, Class A4, 5.91%, 06/15/2039	12,000,000	9,958,058
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	6,877,000	1,543,532

		11,501,590

Total Commercial Mortgage-Backed Securities (cost $66,383,619)		61,139,154

CORPORATE BONDS 19.5%
CONSUMER DISCRETIONARY 2.2%
Media 0.9%
Time Warner, Inc., 7.625%, 04/15/2031	5,000,000	5,607,500

Multiline Retail 0.6%
Kohl’s Corp., 6.875%, 12/15/2037	3,500,000	4,010,363

Specialty Retail 0.7%
Home Depot, Inc., 5.875%, 12/16/2036	5,000,000	4,893,485

CONSUMER STAPLES 0.8%
Tobacco 0.8%
Altria Group, Inc., 9.95%, 11/10/2038	4,000,000	5,231,672

FINANCIALS 9.2%
Capital Markets 3.8%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	3,000,000	3,195,000
6.75%, 10/01/2037	5,000,000	5,283,280
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	3,000,000	3,216,765
7.75%, 05/14/2038	3,500,000	3,952,144

See Notes to Financial Statements

`

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley:
5.625%, 01/09/2012	$3,500,000	$3,728,770
5.95%, 12/28/2017	5,000,000	5,149,770

		24,525,729

Commercial Banks 2.0%
National City Corp., 5.80%, 06/07/2017	8,000,000	7,988,640
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	5,000,000	4,950,000

		12,938,640

Consumer Finance 1.8%
American General Finance Corp., 5.90%, 09/15/2012	5,000,000	3,896,550
American Water Capital Corp., 6.09%, 10/15/2017	3,000,000	3,151,143
HSBC Finance Corp., 4.625%, 09/15/2010	5,000,000	5,133,900

		12,181,593

Insurance 0.8%
Prudential Financial, Inc., 6.10%, 06/15/2017	5,000,000	5,141,595

Real Estate Investment Trusts (REITs) 0.8%
ERP Operating, LP, 5.75%, 06/15/2017	5,000,000	5,041,070

HEALTH CARE 3.1%
Biotechnology 0.9%
Amgen, Inc., 6.375%, 06/01/2037	5,000,000	5,698,720

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	5,000,000	5,118,695
WellPoint, Inc., 5.875%, 06/15/2017	5,000,000	5,286,075

		10,404,770

Pharmaceuticals 0.6%
Pfizer, Inc., 4.45%, 03/15/2012	4,000,000	4,243,996

INDUSTRIALS 0.9%
Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	5,000,000	5,462,830

MATERIALS 0.7%
Chemicals 0.7%
Dow Chemical Co., 7.60%, 05/15/2014	3,800,000	4,226,102

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.8%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	5,000,000	5,533,940

Wireless Telecommunication Services 0.9%
AT&T Wireless, 8.125%, 05/01/2012	5,000,000	5,716,420

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 0.9%
Electric Utilities 0.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	$5,000,000	$5,520,360

Total Corporate Bonds (cost $118,774,684)		126,378,785

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Bond, 3.50%, 02/15/2039	19,855,000	17,410,373
U.S. Treasury Notes:
2.25%, 05/31/2014	81,315,000	81,689,862
3.125%, 05/15/2019	39,980,000	39,136,702

Total U.S. Treasury Obligations (cost $135,961,176)		138,236,937

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1,
5.59%, 07/25/2036 (cost $127)	129	99

YANKEE OBLIGATIONS – CORPORATE 2.1%
MATERIALS 1.4%
Metals & Mining 1.4%
Alcan, Inc., 6.125%, 12/15/2033	3,500,000	3,548,394
ArcelorMittal SA, 5.375%, 06/01/2013	5,000,000	5,157,125

		8,705,519

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Vodafone Group plc, 5.625%, 02/27/2017	4,500,000	4,807,301

Total Yankee Obligations – Corporate (cost $12,938,343)		13,512,820

OTHER 1.1%
FINANCIALS 1.1%
Diversified Financial Services 1.1%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049 (cost $7,034,818)	7,000,000	7,061,166

	Shares	Value

SHORT-TERM INVESTMENTS 30.6%
MUTUAL FUND SHARES 30.6%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ## (cost $198,750,372)	198,750,372	198,750,372

Total Investments (cost $773,000,791) 120.4%		782,189,218
Other Assets and Liabilities (20.4%)		(132,748,128)

Net Assets 100.0%		$649,441,090

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

#	When-issued or delayed delivery security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2009:

AAA	75.1%
AA	0.7%
A	12.8%
BBB	10.4%
BB	0.6%
B	0.3%
CCC	0.1%

100.0%

The following table shows the percent of total bonds based on effective maturity as of October 31, 2009:

Less than 1 year	13.3%
1 to 3 year(s)	27.6%
3 to 5 years	30.0%
5 to 10 years	18.5%
10 to 20 years	1.1%
20 to 30 years	9.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $574,250,419)	$583,438,846
Investments in affiliated issuers, at value (cost $198,750,372)	198,750,372

Total investments	782,189,218
Receivable for securities sold	151,891,869
Receivable for Fund shares sold	3,670,607
Interest receivable	5,083,504
Prepaid expenses and other assets	55,497

Total assets	942,890,695

Liabilities
Dividends payable	405,767
Payable for securities purchased	290,947,316
Payable for Fund shares redeemed	1,835,580
Advisory fee payable	7,200
Distribution Plan expenses payable	13,184
Due to other related parties	14,602
Accrued expenses and other liabilities	225,956

Total liabilities	293,449,605

Net assets	$649,441,090

Net assets represented by
Paid-in capital	$1,395,690,688
Undistributed net investment income	1,267,734
Accumulated net realized losses on investments	(756,705,759)
Net unrealized gains on investments	9,188,427

Total net assets	$649,441,090

Net assets consists of
Class A	$155,792,965
Class B	29,450,404
Class C	79,360,522
Class I	352,266,927
Class IS	11,445,021
Class R	21,125,251

Total net assets	$649,441,090

Shares outstanding (unlimited number of shares authorized)
Class A	19,652,436
Class B	3,715,009
Class C	10,011,140
Class I	44,439,049
Class IS	1,443,752
Class R	2,664,897

Net asset value per share
Class A	$7.93
Class A — Offering price (based on sales charge of 4.75%)	$8.33
Class B	$7.93
Class C	$7.93
Class I	$7.93
Class IS	$7.93
Class R	$7.93

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2009 (unaudited)

Investment income
Interest	$17,030,650
Income from affiliated issuers	193,506
Dividends	1,091

Total investment income	17,225,247

Expenses
Advisory fee	1,136,100
Distribution Plan expenses
Class A	186,954
Class B	198,237
Class C	387,308
Class IS	14,992
Class R	55,341
Administrative services fee	355,031
Transfer agent fees	976,398
Trustees’ fees and expenses	7,376
Printing and postage expenses	62,012
Custodian and accounting fees	90,496
Registration and filing fees	33,633
Professional fees	48,574
Other	14,075

Total expenses	3,566,527
Less: Expense reductions	(79)
Fee waivers	(676,348)

Net expenses	2,890,100

Net investment income	14,335,147

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities
Unaffiliated issuers	(127,316,438)
Affiliated issuers	(1,023,125)
Credit default swap transactions	(2,910,609)

Net realized losses on investments	(131,250,172)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	209,538,991
Affiliated issuers	3,032,585
Credit default swap transactions	3,055,266

Net change in unrealized gains or losses on investments	215,626,842

Net realized and unrealized gains or losses on investments	84,376,670

Net increase in net assets resulting from operations	$98,711,817

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (unaudited)		Year Ended April 30, 2009

Operations
Net investment income		$14,335,147		$103,092,444
Net realized losses on investments		(131,250,172)		(599,862,150)
Net change in unrealized gains or losses on investments		215,626,842		(63,351,739)

Net increase (decrease) in net assets resulting from operations		98,711,817		(560,121,445)

Distributions to shareholders from
Net investment income
Class A		(3,178,667)		(10,900,435)
Class B		(724,871)		(2,669,507)
Class C		(1,358,213)		(3,043,275)
Class I		(9,306,483)		(52,854,769)
Class IS		(257,090)		(894,815)
Class R		(445,466)		(1,250,253)
Tax basis return of capital
Class A		0		(4,373,458)
Class B		0		(1,297,865)
Class C		0		(1,452,019)
Class I		0		(21,035,554)
Class IS		0		(363,861)
Class R		0		(526,606)

Total distributions to shareholders		(15,270,790)		(100,662,417)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	3,425,561	25,775,417	5,557,078	44,960,790
Class B	262,953	1,985,446	1,538,180	11,886,156
Class C	1,602,148	12,199,234	4,114,857	32,375,005
Class I	5,364,007	40,525,672	20,259,006	167,589,513
Class IS	7,707	61,343	67,819	613,329
Class R	397,089	3,025,118	1,754,345	14,325,364

		83,572,230		271,750,157

Net asset value of shares issued in reinvestment of distributions
Class A	322,105	2,453,691	1,618,778	12,869,125
Class B	66,695	505,976	336,445	2,677,145
Class C	43,401	330,266	148,463	1,167,906
Class I	1,110,868	8,449,985	5,642,073	45,418,178
Class IS	21,949	167,001	111,702	912,053
Class R	25,966	197,444	102,474	813,103

		12,104,363		63,857,510

Automatic conversion of Class B shares to Class A shares
Class A	1,137,087	8,605,727	1,626,951	12,501,735
Class B	(1,137,087)	(8,605,727)	(1,626,951)	(12,501,735)

		0		0

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended October 31, 2009 (unaudited)		Year Ended April 30, 2009

	Shares		Shares

Capital share transactions
continued
Payment for shares redeemed
Class A	(5,021,463)	$(37,739,068)	(31,447,135)	$(251,153,358)
Class B	(2,762,100)	(20,548,215)	(5,022,581)	(40,437,234)
Class C	(1,871,398)	(14,175,192)	(5,949,606)	(47,798,898)
Class I	(24,936,541)	(188,628,009)	(221,104,658)	(1,818,544,377)
Class IS	(288,367)	(2,173,460)	(2,095,964)	(16,037,101)
Class R	(813,372)	(6,183,043)	(3,023,603)	(22,961,075)

		(269,446,987)		(2,196,932,043)

Net decrease in net assets resulting from capital share transactions		(173,770,394)		(1,861,324,376)

Total decrease in net assets		(90,329,367)		(2,522,108,238)
Net assets
Beginning of period		739,770,457		3,261,878,695

End of period		$649,441,090		$739,770,457

Undistributed net investment income		$1,267,734		$2,203,377

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

g. Total return swaps

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Core Bond Fund, increase. For the six months ended October 31, 2009, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $676,348.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

During the year ended April 30, 2009, the Fund recorded a receivable from EIMC in the amount of $998,469 related to a NAV error. This amount is recorded as a capital contribution and is reflected in payment for shares redeemed on the Statement of Changes.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended October 31, 2009, EIS received $4,999 from the sale of Class A shares and $17,014, $13,997 and $753 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$1,162,046,502	$17,447,788	$1,068,659,696	$311,486,087

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$0	$1,087	$1,087
Mortgage-backed securities	0	298,248,051	0	298,248,051
Corporate debt securities	0	139,891,605	0	139,891,605
Debt securities issued by U.S. Treasury and U.S. government agencies	138,236,937	0	0	138,236,937
Other	0	7,061,166	0	7,061,166
Short-term investments	198,750,372	0	0	198,750,372

	$336,987,309	$445,200,822	$1,087	$782,189,218

Further details on the major security types listed above can be found in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-backed securities

Balance as of April 30, 2009	$2,083,000
Realized gains or losses	0
Change in unrealized gains or losses	(4,250)
Net purchases (sales)	(47)
Transfers in and/or out of Level 3	(2,077,616)

Balance as of October 31, 2009	$1,087

Change in unrealized gains or losses included in earnings relating to securities still held at October 31, 2009	$0

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $774,237,235. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,604,300 and $8,652,317, respectively, with a net unrealized appreciation of $7,951,983.

As of April 30, 2009, the Fund had $398,592,314 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2012	2013	2015	2016	2017

$2,347,672	$904,178	$617,695	$30,107,771	$865,080	$363,749,918

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2009, the Fund incurred and elected to defer post-October losses of $226,580,693.

6. DERIVATIVE TRANSACTIONS

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.

As of October 31, 2009, the Fund did not have any open credit default swaps but had an average notional balance of $5,223,304 during the six months ended October 31, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended October 31, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENT

Effective December 1, 2009, Wells Capital Management Inc. (“Wells Capital”), an indirect wholly owned subsidiary of Wells Fargo, replaced Tattersall Advisory Group, Inc. as the investment sub-advisor to the Fund pursuant to a new interim sub-advisory agreement between EIMC and Wells Capital which will be in effect until no later than April 29, 2010. The shareholders of the Fund will meet on or around April 15, 2010 to consider a definitive sub-advisory agreement with Wells Capital, which if approved would replace the Fund’s interim agreement.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Core Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an

ADDITIONAL INFORMATION (unaudited) continued

investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Aggregate Bond Index. The Trustees also noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s performance had suffered in recent periods due to significant exposure to mortgage-backed securities. The Trustees also noted that EIMC has taken steps to improve the Fund’s performance and expects to propose to change the Fund’s sub-advisor. The Trustees concluded that the remedial measures being

ADDITIONAL INFORMATION (unaudited) continued

undertaken by EIMC in light of the Fund’s relative underperformance were sufficient under the circumstances to support continuation of the advisory agreements. In anticipation of EIMC’s proposal to change the Fund’s sub-advisor, the Trustees approved the continuation of the Fund’s current sub-advisory agreement until November 30, 2009, rather than for a full year.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was

ADDITIONAL INFORMATION (unaudited) continued

necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564352 rv7 12/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: December 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: December 29, 2009